Average Annual Total Returns - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2025
Fidelity Multi-Asset Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.96%
Past 5 years	8.01%
Since Inception	9.22%	[1]
Fidelity Multi-Asset Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.41%
Past 5 years	6.52%
Since Inception	7.82%	[1]
Fidelity Multi-Asset Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.05%
Past 5 years	5.71%
Since Inception	6.79%	[1]
F1878
Average Annual Return:
Past 1 year	12.65%
Past 5 years	7.18%
Since Inception	8.10%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	1.25%

[1]	A From March 28, 2018 .